Non-Cash Investing and Financing Activities (Details) (USD $)	1 Months Ended
	Apr. 30, 2011 Finders' Fee [Member]	Sep. 30, 2011 Outside Services [Member]
Other Significant Noncash Transactions [Line Items]
Shares issued, shares	$ 450,000	$ 150,000
Shares issued, per share price		$ 0.16